Other Financial Liabilities (Tables)	12 Months Ended
Jan. 31, 2022
Text block [abstract]
Summary of Other Financial Liabilities
The Company’s other financial liabilities were as follows, as at:

	January 31, 2022	January 31, 2021
Dealer holdback programs and customer deposits	$83.4	$102.4
Due to Bombardier Inc. (Note 29)	22.1	22.2
Derivative financial instruments	10.3	8.6
Due to a pension management company (Note 17)	0.4	0.7
Non-controlling interest liability [a]	—	21.0
Financial liability related to NCIB (Note 18)	47.2	200.0
Other	22.9	28.1
Total other financial liabilities	$186.3	$383.0
Current	152.3	348.6
Non-current [b]	34.0	34.4
Total other financial liabilities	$186.3	$383.0

[a]
On September 1st, 2021, the Company completed the repurchase, at fair value, of the remaining 20%
non-controlling
interest in Telwater Pty Ltd for an amount of AUD 27.2 million ($24.9 million).

[b]
The
non-current
portion is mainly comprised of the amount due to Bombardier Inc. in connection with indemnification related to income taxes.